GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 30, 2011
GOODWILL AND INTANGIBLE ASSETS
Schedule of change in the carrying amount of goodwill

	Grocery	Refrigerated
(in thousands)	Products	Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 25, 2009	$123,316	$85,923	$203,214	$207,028	$674	$620,155
Goodwill acquired	–	8,868	–	–	–	8,868
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023
Goodwill acquired	–	1,861	–	–	–	1,861
Balance as of October 30, 2011	$123,316	$96,652	$203,214	$207,028	$674	$630,884

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 30, 2011			October 31, 2010
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Average	Carrying	Accumulated	Average
(in thousands)	Amount	Amortization	Life (in Years)	Amount	Amortization	Life (in Years)
Customer lists/relationships	$22,378	$(12,556)	10.9	$22,378	$(10,194)	10.9
Proprietary software & technology	22,000	(14,822)	9.3	23,650	(13,974)	9.0
Formulas & recipes	18,354	(10,047)	8.8	22,404	(11,914)	8.5
Non-compete covenants	5,370	(5,124)	4.6	7,200	(6,275)	4.4
Distribution network	4,120	(3,371)	10.0	4,120	(2,959)	10.0
Other intangibles	8,660	(4,981)	7.4	9,740	(5,011)	6.8
Total	$80,882	$(50,901)	9.1	$89,492	$(50,327)	8.8

Schedule of estimated annual amortization expense

2012	$8,906
2013	7,699
2014	6,303
2015	3,192
2016	1,023

Schedule of carrying amounts for indefinite-lived intangible assets

	October 30,	October 31,
(in thousands)	2011	2010
Brand/tradename/trademarks	$94,081	$94,373
Other intangibles	7,984	7,984
Total	$102,065	$102,357